OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET
9. OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2012	2011	2010
Amortization of deferred financing costs	(1,123)	(931)	(2,999)
Financing arrangement fees and other costs	(411)	(536)	(2,301)
Interest rate swap cash settlements	(6,609)	(5,788)	(9,222)
Mark-to-market adjustment for interest rate swap derivatives (see note 24)	1,328	(9,427)	(7,125)
Mark-to-market adjustment for currency swap derivatives (see note 24)	7,204	(1,417)	(7,162)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash	(5,602)	182	4,490
Foreign exchange loss on operations	(176)	(604)	(84)
Loss on termination of financing arrangements	—	—	(3,452)
Total	(5,389)	(18,521)	(27,855)

As discussed in note 2, mark-to-market adjustments on interest rate and currency swap derivatives also include an allocation of Golar's mark-to-market adjustments on derivatives entered into by Golar. For the years ended December 31, 2012, 2011 and 2010, the amounts allocated to the Partnership was a gain of $0.1 million, loss of $2.5 million and gain of $7.9 million, respectively.